Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-lived intangible assets, gross	$ 766,618	$ 712,569
Accumulated amortization	168,715	90,239
Net book value of other intangible assets	597,903	622,330
Developed Technology [Member]
Finite-lived intangible assets, gross	497,416	447,842
Accumulated amortization	106,466	54,029
Patents [Member]
Finite-lived intangible assets, gross	15,209	14,065
Accumulated amortization	8,136	6,523
Trademarks and Trade Names [Member]
Finite-lived intangible assets, gross	60,046	59,019
Accumulated amortization	9,519	3,817
Customer Relationships [Member]
Finite-lived intangible assets, gross	148,338	100,679
Accumulated amortization	26,219	10,793
Non-compete Agreements [Member]
Finite-lived intangible assets, gross	10,843	10,354
Accumulated amortization	3,952	1,249
Capitalized Software Development Costs [Member]
Finite-lived intangible assets, gross	17,290	16,612
Accumulated amortization	14,423	13,828
In-process Research and Development [Member]
Finite-lived intangible assets, gross	17,476	63,998
Accumulated amortization